UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23008

Investment Company Act File Number

Bond Portfolio II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Bond Portfolio II

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 31.7%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 1.0%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	250	$178,041

			$178,041

Banks — 1.6%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$174,715
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	165	108,883

			$283,598

Commercial Services — 1.9%
Block Financial, LLC, 5.25%, 10/1/25		95	$100,602
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	18,500
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	94,050
Western Union Co. (The), 6.20%, 11/17/36		125	121,818

			$334,970

Computers — 2.8%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		410	$309,551
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		320	190,400

			$499,951

Diversified Financial Services — 4.1%
Jefferies Group, LLC, 6.50%, 1/20/43		350	$325,694
Navient Corp., 5.625%, 8/1/33		495	326,700
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	74,812

			$727,206

Home Builders — 1.0%
MDC Holdings, Inc., 6.00%, 1/15/43		226	$172,890

			$172,890

Iron & Steel — 0.6%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		135	$101,250

			$101,250

Media — 1.8%
Viacom, Inc., 5.25%, 4/1/44		390	$311,322

			$311,322

Metal Fabricate & Hardware — 1.4%
Valmont Industries, Inc., 5.00%, 10/1/44		280	$251,742

			$251,742

Mining — 5.2%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$58,800
Freeport-McMoRan, Inc., 5.45%, 3/15/43		495	199,238
Southern Copper Corp., 5.25%, 11/8/42		550	400,542
Teck Resources, Ltd., 5.20%, 3/1/42		296	134,739
Teck Resources, Ltd., 5.40%, 2/1/43		58	26,245
Teck Resources, Ltd., 6.25%, 7/15/41		225	105,188

			$924,752

Miscellaneous Manufacturing — 1.6%
Trinity Industries, Inc., 4.55%, 10/1/24		314	$281,276

			$281,276

Security	Principal Amount* (000’s omitted)		Value
Oil & Gas — 5.0%
Apache Corp., 4.25%, 1/15/44		276	$190,261
Continental Resources, Inc., 3.80%, 6/1/24		275	178,035
Noble Energy, Inc., 5.05%, 11/15/44		310	224,730
Rowan Cos., Inc., 5.40%, 12/1/42		525	283,755

			$876,781

Retail — 2.9%
JC Penney Corp., Inc., 6.375%, 10/15/36		550	$353,375
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		100	88,996
Yum! Brands, Inc., 5.35%, 11/1/43		100	74,500

			$516,871

Telecommunications — 0.8%
Avaya, Inc., 10.50%, 3/1/21(1)		545	$135,909

			$135,909

Total Corporate Bonds & Notes (identified cost $7,463,997)			$5,596,559

Foreign Corporate Bonds — 19.4%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.1%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19	AUD	250	$181,056
Santander Issuances SAU, 5.179%, 11/19/25		200	189,640

			$370,696

Engineering & Construction — 0.5%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)(3)		420	$79,800

			$79,800

Mining — 2.8%
Barrick Gold Corp., 5.25%, 4/1/42		415	$278,865
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		55	47,152
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		235	165,410

			$491,427

Miscellaneous Manufacturing — 1.2%
Bombardier, Inc., 7.45%, 5/1/34(1)		205	$137,350
Bombardier, Inc., 7.50%, 3/15/25(1)		110	76,175

			$213,525

Oil & Gas — 6.1%
Ecopetrol SA, 5.875%, 5/28/45		405	$282,366
Ensco PLC, 5.75%, 10/1/44		500	285,697
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		379	85,355
Pacific Drilling SA, 5.375%, 6/1/20(1)		465	112,763
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)		245	31,522
Petrobras Global Finance BV, 5.625%, 5/20/43		470	285,525

			$1,083,228

Telecommunications — 6.7%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	4,000	$211,779
Axtel SAB de CV, 9.00%, 1/31/20(1)		281	300,783
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	99,324
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22(1)		400	178,000
Telecom Italia Capital SA, 6.00%, 9/30/34		447	402,300

			$1,192,186

Total Foreign Corporate Bonds (identified cost $5,199,520)			$3,430,862

Foreign Government Bonds — 15.4%

Security	Principal Amount (000’s omitted)*		Value
Brazil — 2.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	2,470	$507,462

			$507,462

Canada — 3.1%
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	330	$267,983
Canadian Government Bond, 0.75%, 3/1/21	CAD	380	273,159

			$541,142

Ecuador — 0.8%
Republic of Ecuador, 7.95%, 6/20/24(1)		200	$139,500

			$139,500

Greece — 0.4%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(4)(5)	EUR	6	$4,359
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(4)(5)	EUR	6	4,284
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(4)(5)	EUR	6	4,190
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(4)(5)	EUR	6	4,092
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(4)(5)	EUR	6	3,992
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(4)(5)	EUR	6	3,902
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(4)(5)	EUR	6	3,772
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(4)(5)	EUR	6	3,720
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(4)(5)	EUR	6	3,671
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(4)(5)	EUR	6	3,589
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(4)(5)	EUR	6	3,545
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(4)(5)	EUR	6	3,485
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(4)(5)	EUR	6	3,453
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(4)(5)	EUR	6	3,420
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(4)(5)	EUR	6	3,388
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(4)(5)	EUR	6	3,380
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(4)(5)	EUR	6	3,377
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(4)(5)	EUR	6	3,375
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(4)(5)	EUR	6	3,380
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(4)(5)	EUR	6	3,391

			$73,765

Malaysia — 1.7%
Malaysia Government Bond, 3.795%, 9/30/22	MYR	1,270	$308,875

			$308,875

Mexico — 2.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	6,760	$413,947
Mexican Bonos, 7.75%, 11/13/42	MXN	831	50,654

			$464,601

Supranational — 3.9%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	3,670,000	$254,889
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	81,466
International Finance Corp., 8.25%, 6/10/21	INR	23,000	359,481

			$695,836

Total Foreign Government Bonds (identified cost $3,312,101)			$2,731,181

Convertible Bonds — 13.3%

Security	Principal Amount (000’s omitted)	Value
Health Care - Products — 1.2%
Hologic, Inc., 0.00%, 12/15/43	$180	$219,713

		$219,713

Home Builders — 6.1%
CalAtlantic Group, Inc., 0.25%, 6/1/19	$80	$70,550
CalAtlantic Group, Inc., 1.25%, 8/1/32	315	331,537
KB Home, 1.375%, 2/1/19	400	348,000
Lennar Corp., 3.25%, 11/15/21(1)	180	325,463

		$1,075,550

Machinery - Diversified — 1.5%
Chart Industries, Inc., 2.00%, 8/1/18	$310	$256,137

		$256,137

Oil & Gas — 0.1%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(6)	$104	$16,640
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(6)	153	6,917

		$23,557

Semiconductors — 2.8%
Intel Corp., 2.95%, 12/15/35	$400	$491,000

		$491,000

Telecommunications — 1.6%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$291,497

		$291,497

Total Convertible Bonds (identified cost $2,634,806)		$2,357,454

Commercial Mortgage-Backed Securities — 5.5%

Security	Principal Amount (000’s omitted)	Value
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$111,964
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.951%, 8/10/46(1)(7)	150	136,350
Series 2014-CR21, Class D, 4.066%, 12/10/47(1)(7)	200	157,996
Series 2015-CR22, Class D, 4.265%, 3/10/48(1)(7)	100	75,523
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.816%, 8/15/47(1)(7)	250	196,052
Series 2014-C25, Class D, 4.098%, 11/15/47(1)(7)	200	146,639
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	200	140,521

Total Commercial Mortgage-Backed Securities (identified cost $1,110,406)		$965,045

Senior Floating-Rate Loans — 1.2%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Services — 1.2%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing April 2, 2020	$311	$215,546

Total Senior Floating-Rate Loans (identified cost $208,079)		$215,546

Common Stocks — 0.0%(9)

Security	Shares	Value
Oil & Gas — 0.0%(9)
SandRidge Energy, Inc.(10)	13,004	$442

Total Common Stocks (identified cost $8,926)		$442

Convertible Preferred Stocks — 3.0%

Security	Shares	Value
Health Care - Products — 1.0%
Alere, Inc., 3.00%	625	$175,430

		$175,430

Mining — 0.1%
Cliffs Natural Resources, Inc., 7.00%	12,700	$18,288

		$18,288

Oil & Gas — 0.7%
Chesapeake Energy Corp., 5.75%	770	$118,917
SandRidge Energy, Inc., 7.00%	450	563
SandRidge Energy, Inc., 8.50%	1,730	2,162

		$121,642

Real Estate Investment Trusts (REITs) — 1.2%
iStar, Inc., Series J, 4.50%	4,615	$207,536

		$207,536

Total Convertible Preferred Stocks (identified cost $1,435,511)		$522,896

Short-Term Investments — 8.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(11)	$1,563	$1,563,086

Total Short-Term Investments (identified cost $1,563,086)		$1,563,086

Total Investments — 98.3% (identified cost $22,936,432)		$17,383,071

Other Assets, Less Liabilities — 1.7%		$300,122

Net Assets — 100.0%		$17,683,193

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $4,220,067 or 23.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Defaulted security.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2016.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $73,765 or 0.4% of the Portfolio’s net assets.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $806.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	61.9%	$10,952,774
Canada	7.4	1,299,704
Mexico	6.0	1,056,963
Brazil	6.0	1,056,342
Supranational	3.9	695,836
Colombia	2.3	413,212
Italy	2.3	402,300
Peru	2.3	400,542
Australia	2.2	393,618
Malaysia	1.7	308,875
Spain	1.1	189,640
Ecuador	0.8	139,500
Greece	0.4	73,765

Total Investments	98.3%	$17,383,071

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	78.9%	$13,936,916
Mexican Peso	3.8	676,380
Canadian Dollar	3.1	541,142
Brazilian Real	2.9	507,462
Indian Rupee	2.0	359,481
Australian Dollar	2.0	359,097
Indonesian Rupiah	1.9	336,355
Malaysian Ringgit	1.7	308,875
New Zealand Dollar	1.6	283,598
Euro	0.4	73,765

Total Investments	98.3%	$17,383,071

Currency Abbreviations:
AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,063,566

Gross unrealized appreciation	$74,502
Gross unrealized depreciation	(5,754,997)

Net unrealized depreciation	$(5,680,495)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,596,559	$—	$5,596,559
Foreign Corporate Bonds	—	3,430,862	—	3,430,862
Foreign Government Bonds	—	2,731,181	—	2,731,181
Convertible Bonds	—	2,357,454	—	2,357,454
Commercial Mortgage-Backed Securities	—	965,045	—	965,045
Senior Floating-Rate Loans	—	215,546	—	215,546
Common Stocks	442	—	—	442
Convertible Preferred Stocks	—	522,896	—	522,896
Short-Term Investments	—	1,563,086	—	1,563,086
Total Investments	$442	$17,382,629	$—	$17,383,071

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event. On February 10, 2016, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about April 21, 2016.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio II

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016